Due To Trust Account [Text Block]	12 Months Ended
Mar. 31, 2013
Due To Trust Account [Text Block]
11.	DUE TO TRUST ACCOUNT

MUTB holds assets on behalf of its customers in an agent, fiduciary or trust capacity. Such trust account assets are not the MUFG Group’s proprietary assets and are managed and accounted for separately.

However, excess cash funds of individual trust accounts are often placed with MUTB which manages the funds together with its own funds in its proprietary account. Due to trust account reflects a temporary placement of the excess funds from individual trust accounts and, in view of the MUFG Group’s funding, due to trust account is similar to short-term funding, including demand deposits and other overnight funds purchased. The balance changes in response to the day-to-day changes in the excess funds placed by the trust accounts. A summary of due to trust account transactions for the fiscal years ended March 31, 2012 and 2013 is as follows:

	2012	2013
	(in millions, except percentages)
Amount outstanding at end of fiscal year	¥627,331	¥633,029
Weighted average interest rate on outstanding balance at end of fiscal year	0.08%	0.09%